Compensation of key management	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Compensation of key management	Compensation of key management
Key management includes the Company’s directors, members of the Executive Committee and members of Senior Management. Compensation to key management included:

	2020	2019
	$	$

Salaries and short-term employee benefits	8,952	10,016
Share-based payments	9,268	5,323
	18,220	15,339